Average Annual Total Returns{- Franklin Small Cap Value VIP Fund} - FTVIP Class 2-66 - Franklin Small Cap Value VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	26.35%	7.99%	11.39%	22.39%	6.99%	10.57%